Note 7 - Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Delaware Jurisdiction [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(8.70%)	(8.70%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(5.74%)	(5.74%)
Operating Loss Carryforwards	$ 101,700	$ 700
Deferred Income Tax Assets, Net	$ 40,430	281
Deferred Tax Assets, Valuation Allowance, Percentage	100.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 40,149	$ 281